Share-Based Compensation - Restricted Shares (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 16, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leju Plan | Restricted Shares
Summary of restricted share activity
Unvested at beginning of the year (in shares)			797,336
Vested (in shares)			(506,664)
Forfeited (in shares)			(30,668)
Unvested at end of the year (in shares)			260,004	797,336
Weighted Average Grant-date Fair Value
Unvested at beginning of the year (in dollars per share)			$ 8.82
Vested (in dollars per share)			7.38
Forfeited (in dollars per share)			11.34
Unvested at end of the year (in dollars per share)			$ 11.33	$ 8.82
Additional disclosure
Deemed distribution			$ 34,594	$ 41,580	$ 41,570
Total fair value of restricted shares vested			3,737,772	7,179,455	486,200
Total unrecognized compensation expense			$ 691,160
Weighted-average period over which cost is expected to be recognized			2 months 16 days
Compensation expense			$ 3,248,658	5,273,322	$ 4,881,656
E-House Plan
Additional disclosure
Compensation expense	$ 572,340
Transitional corporate service fees		$ 1,857,996	$ 1,254,915	$ 1,066,477
E-House Plan | Restricted Shares
Summary of restricted share activity
Award vesting period			3 years
Unvested at beginning of the year (in shares)			1,358,715
Granted (in shares)			0	0	1,439,000
Vested (in shares)			(46,335)
Redemption upon delisting (in shares)			(1,312,380)
Unvested at end of the year (in shares)				1,358,715
Weighted Average Grant-date Fair Value
Unvested at beginning of the year (in dollars per share)			$ 8.50
Vested (in dollars per share)			$ 10.70
Unvested at end of the year (in dollars per share)				$ 8.50
Additional disclosure
Total fair value of restricted shares vested			$ 495,644	$ 9,909,868	$ 6,094,602
Total unrecognized compensation expense			0
Compensation expense			$ 12,317,769	$ 9,680,385	$ 6,174,583